Patents (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Patents
	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2015
Patents	$357,059	$201,846	$155,213

As at December 31, 2014
Patents	$312,702	$166,217	$146,485

Estimated Future Amortization Expense of Patents	The estimated future amortization expense of patents as of December 31, 2015 is as follows:
Year ending December 31:	Amount
2016	$31,699
2017	21,088
2018	18,023
2019	16,276
2020	15,112
$102,198